Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
Dec. 31, 2017 CAD shares
Statement [Line Items]
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 1	CAD 2.00
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 2	CAD 2.99
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 3 | shares	1,136,500
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 4	2.4
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 5	CAD 2.65
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 6 | shares	1,136,500
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 7	CAD 2.65
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 8	4.00
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 9	CAD 4.99
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 10 | shares	4,656,300
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 11	3
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 12	CAD 4.32
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 13 | shares	3,373,100
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 14	CAD 4.33
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 15 | shares	5,792,800
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 16	2.8
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 17	CAD 4.00
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 18 | shares	4,509,600
Share Capital Disclosure Of Range Of Exercise Prices Of Outstanding Share Options 19	CAD 3.91